Staff retirement plan	12 Months Ended
Dec. 31, 2011
Staff retirement plan
18	Staff retirement plan

As stipulated under the rules and regulations in the PRC, the Company’s subsidiaries in the PRC are required to contribute certain percentage of payroll costs of its employees to a state-managed retirement schemes operated by the local governments for its employees in the PRC. After the contribution, the Company has no further obligation for payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to $5,273, $5,826 and $8,786 for the year ended December 31, 2009, 2010 and 2011, respectively. The contributions from the defined contribution plan outside PRC amounted to $1,716, $1,753 and $3,254 for the year ended December 31, 2009, 2010 and 2011, respectively.